UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Annual Report
8.31.06

TABLE OF CONTENTS

Managers' report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 20

Trustees & officers
page 36

For more information
page 40

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of interest income exempt from federal income taxes as is consistent with preservation of capital by normally investing at least 80% of its assets in tax-exempt debt obligations of any maturity.

Over the last twelve months

► Municipal bonds gained ground and surpassed the performance of the broad taxable bond market.

► The Fund’s return trailed its benchmark index.

► Transportation and health care bonds were the best performers in the portfolio, while higher-quality bonds lagged.

Top 10 holdings

Foothill/Eastern Transportation Corridor Agency, 1-1-16, 6.000%	4.4%

Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero	3.7%

Puerto Rico, Commonwealth of, 7-1-11, 7.720%	3.5%

Puerto Rico Highway & Transportation Auth, 1-1-08, 7.685%	3.2%

Madera, County of, 3-15-15, 6.500%	3.1%

South Dakota Educational Enhancement Funding Corp, 6-1-32, 6.500%	2.2%

San Bernardino, County of, 8-1-17, 5.500%	2.0%

San Joaquin Hills Transportation Corridor Agency, 1-15-07, Zero	2.0%

Massachusetts, Commonwealth of, 12-1-24, 5.500%	1.9%

Port Auth of New York & New Jersey, 10-1-19, 6.750%	1.8%

As a percentage of net assets on August 31, 2006.

Managers’ report

John Hancock Tax-Free Bond Fund

Continuing a three-year trend, municipal bonds posted positive results for the 12 months ended August 31, 2006, and outperformed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 3.03%, compared with the 1.71% return of the Lehman Brothers U.S. Aggregate Bond Index, a broad measure of the taxable bond market.

In an ongoing effort to keep the economy and inflation from overheating, the Federal Reserve raised short-term interest rates seven times over the past 12 months, for a total of 17 rate hikes since June 2004. The Fed’s efforts boosted the federal funds rate to 5.25%, its highest level in more than five years. The Fed rate hikes, along with solid economic growth and inflation concerns driven largely by record-high energy and commodity prices, pushed interest rates higher across the board.

Although short-term municipal bond yields also rose during the period, long-term municipal yields held firm. As a result, the municipal yield curve flattened as short-term yields approached long-term yields. However, the convergence was less dramatic than in the U.S. Treasury bond market, where the yield curve “inverted” (shorter-term yields surpassed long-term yields).

Through the first eight months of 2006, new municipal bond issuance was down 20% compared with the same period in 2005. This reduction in supply contributed positively to municipal bond performance, and it

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Pocahontas Parkway bonds	▲	Securities backed by a toll road enjoyed a price boost after being pre-refunded
Lower-quality bonds	▲	Demand for yield provided a lift to lower-rated securities
Short-term bonds	▼	Prices declined as the Fed continued to raise short-term interest rates

Portfolio Managers, MFC Global Investment Management (U.S.), LLC Dianne Sales, CFA, and Frank A. Lucibella, CFA

also dampened volatility in the municipal market compared with taxable bonds.

Credit environment

Thanks to favorable economic conditions, municipal credit quality remained healthy. Tax revenues continued to improve, though at a slower rate than in the past couple of years, and evidence of a weaker housing market has yet to have an impact on revenue growth. Many states are flush with cash, even after balancing their budgets and rebuilding their emergency funds. County and local governments, which saw some of their state funding disappear during the recession earlier in the decade, are now benefiting from these states’ improved financial position.

“Health care bonds, another significant weighting in the portfolio, also performed well.”

Fund performance

For the year ended August 31, 2006, John Hancock Tax-Free Bond Fund’s Class A, Class B and Class C shares posted total returns of 2.87%, 2.10% and 2.10%, respectively, at net asset value. This performance compared with the 2.71% average return of Morningstar’s Muni National Long fund category1 and the 3.03% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Lower-rated, higher-yielding bonds outperformed

Although municipal bond yields rose over the past year, they remained relatively low by historical standards. Consequently, demand for yield continued to have a significant impact on municipal bond performance.

Tax-Free Bond Fund

The best performers were lower-quality bonds, which typically offer the highest yields.

The top-performing sectors in the portfolio reflected this trend. Transportation bonds — the largest sector weighting in the portfolio — posted strong returns during the one-year period. Transportation is a broad category that includes securities backed by airlines, toll roads and mass transit systems, and this segment tends to be dominated by bonds in the lower credit-quality tier. One of the best individual performers in the portfolio was a bond backed by the Pocahontas Parkway, a toll road in Virginia. The Pocahontas bonds were pre-refunded, which means the issuer refinanced the project and put the proceeds in U.S. Treasury securities until the existing bonds reach their call date.

Health care bonds, another significant weighting in the portfolio, also performed well. We held a diversified group of health care bonds backed by hospitals, assisted living facilities and retirement communities. The portfolio also benefited from its exposure to tobacco bonds, which are backed by the proceeds from a legal settlement between the major tobacco companies and 46 states. Tobacco bonds enjoyed strong demand for their relatively high yields.

High-quality securities lagged

With investor demand focused on the lower end of the credit quality spectrum, higher-rated securities were left behind and produced the weakest returns. General obligation bonds, which tend to have greater interest rate sensitivity than other municipal securities, were held in check by rising interest rates. Other higher-quality bonds, such as those backed by essential services such as water and sewer, have less sensitivity to the economic environment and therefore did not benefit significantly from the healthy economy.

SECTOR DISTRIBUTION[2]

General obligation
bonds	11%
Revenue bonds
Transportation	19%
Health	12%
Electric	8%
Tobacco	7%
Pollution	5%
Industrial
development	4%
Education	3%
Water & sewer	3%
Special tax	2%
Sales tax	2%
All other
revenue bonds	23%

Scaling back on longer-term bonds

In general, the portfolio had a greater emphasis on longer-term bonds than many of its peers over the past year. This proved advantageous during the period as long-term securities outperformed shorter-term bonds. However, over the last six months, we took advantage of opportunities to sell some of our

Tax-Free Bond Fund

longest-maturity bonds and shifted into intermediate-term securities. We pursued this strategy in anticipation that the recent convergence between short- and long-term bond yields will reverse at some point in the future.

“…we took advantage of opportunities to sell some of our longest-maturity bonds and shifted into intermediate- term securities.”

Outlook

Although the economy has continued to grow at a solid rate, we have seen evidence of a modest, gradual slowing in economic activity.  In addition, despite a few flare-ups, inflation has remained generally under control. As a result, the Fed chose not to raise short-term interest rates at its most recent interest rate policy meeting in August. The Fed’s decision not to act — for the first time in more than two  years — provided a lift to the bond market over the past month, but it also sparked speculation about when the Fed’s rate-raising activity will come to an end. Economic data in coming months will determine whether the Fed is done or merely pausing before enacting further rate hikes.

In the municipal market, we expect new issuance to pick up during the remainder of 2006, though it will likely fall short of last year’s levels overall. Yield spreads between short- and long-term bonds, as well as between higher- and lower-quality securities, remain near historically narrow levels. We expect this to change going forward and have positioned the portfolio accordingly.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security.
They are also subject to change at any time as market and other conditions warrant.
[1] Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges.
Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

Tax-Free Bond Fund

A look at performance

For the periods ending August 31, 2006

		Average annual returns				C umulative total returns				SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)				day yield
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	8-31-06

A	1-5-90	–1.76%	3.07%	4.74%	—	–1.76%	16.30%	58.92%	—	3.90%

B	12-31-91	–2.82	2.91	4.59	—	–2.82	15.45	56.69	—	3.34

C	4-1-99	1.12	3.25	—	3.53%	1.12	17.32	—	29.38%	3.34

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Tax-Free Bond Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

Class	Period beginning	Without sales charge	With maximum sales charge	Index

B1	8-31-96	$15,669	$15,669	$17,872

C [1]	4-1-99	12,938	12,938	14,653

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

Tax-Free Bond Fund

Your expenses

These examples are intended to help you understand your
ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions
(varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,019.90	$4.85

Class B	1,000.00	1,016.00	8.57

Class C	1,000.00	1,016.00	8.57

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Tax-Free Bond Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,020.40	$4.85

Class B	1,000.00	1,016.70	8.57

Class C	1,000.00	1,016.70	8.57

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.94%, 1.69%, and 1.69% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.86%					$481,066,012
(Cost $438,697,520)
Arizona 0.50%					2,429,028

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)	8.200%	06-01-21	D	$2,150	53,750

Maricopa County Industrial
Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	505	510,448

Navajo County Industrial
Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,033,060

Phoenix Civic Improvement Corp District,
Rev Cap Apprec Civic Plaza Ser 2005B
(Zero to 7/1/13, then 5.500%) (O)	Zero	07-01-28	AAA	1,000	831,770
California 23.01%					111,975,831

California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	3,000	3,112,230

California, State of,
Gen Oblig Unltd	5.250	11-01-18	A+	3,000	3,249,360
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,131,040

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	5,000	1,770,000
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-19	AAA	30,000	17,794,800
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	19,800	21,369,347

Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B	5.375	06-01-28	AAA	2,500	2,656,300

Madera, County of,
Rev Cert of Part Valley Childrens Hosp	6.500	03-15-15	AAA	13,185	15,221,423

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,825,145

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	4,000	4,197,600

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500%	08-01-17	AAA	$9,130	$10,042,544
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-22	A	2,500	2,760,800

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	25,717

San Joaquin Hills Transportation
Corridor Agency,
Rev Toll Rd Conv Cap
Apprec Ser 1997A (Zero to 1-15-07,
then 5.650%) (O)	Zero	01-15-07	B	10,000	9,798,800
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,523,812
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,755,850
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,202,003
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,126,780

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil
Ser 1994A	6.250	07-01-19	AAA	2,000	2,412,280
Colorado 0.81%					3,966,550

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB–	7,000	991,060

Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	2,975,490
Delaware 0.65%					3,168,690

Charter Mac Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4-1 (S) 5.750		04-30-15	A3	3,000	3,168,690
Florida 6.44%					31,357,009

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	2,250	2,272,230

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,640,850
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,099,140

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	4,084,920
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,100	1,163,370

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	3,000	3,699,180

Crossings at Fleming Island Community
Development District,
Rev Ref SpecAssessment Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,071,220

Hernando, County of,
Rev Criminal Justice Complex	7.650	07-01-16	AAA	500	650,790

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Florida (continued)

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000%	05-01-24	BB	$1,750	$1,896,073

Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare	5.750	12-01-32	A	1,000	1,108,280

Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	3,807,050

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,699,725

Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D	6.750	10-01-17	AA	2,200	2,635,863

Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj	5.875	10-01-30	AA	1,260	1,356,390

Stoneybrook West Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB–	410	437,281
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BBB–	225	225,482

Tolomato Community Development District,
Rev Spec Assessment (G)	5.400	05-01-37	BB+	1,500	1,509,165
Georgia 4.91%					23,883,161

Atlanta, City of,
Rev Tax Alloc Eastside Proj Ser 2005B (G)	5.600	01-01-30	BB+	1,000	1,028,820

Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z	5.500	01-01-20	AAA	150	169,970
Rev Preref Ser 1998Y	6.500	01-01-17	AAA	60	70,406
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,114,690
Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,714,700
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,733,540
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	171,847
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,310,950
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,437,688

Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe Pwr
Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,130,550
Illinois 4.72%					22,944,161

Chicago Board of Education,
Gen Oblig Unltd Ser 2005A	5.500	12-01-26	AAA	5,290	6,197,447

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen Redev
Ser 2004B (G)	6.750	06-01-22	BBB+	3,000	3,145,020

Chicago O’Hare International Airport,
Rev Third Lien Ser 2005A	5.250	01-01-26	AAA	2,000	2,154,240

Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co Proj	5.850	01-15-14	AAA	3,000	3,365,010

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Illinois (continued)

Illinois Finance Auth,
Rev Landing at Plymouth Place Proj
Ser 2005A (G)	6.000%	05-15-37	BB	$1,000	$1,036,210

Kane County Community School District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A	Zero	01-01-17	Aaa	4,705	3,034,396

Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)	6.700	03-01-33	BBB–	1,000	1,068,720

Will County Community Unit School
District No. 365,
Gen Oblig Unltd Ref	Zero	11-01-21	AAA	5,780	2,943,118
Indiana 0.21%					1,030,720

Vanderburgh County Redevelopment
Commission,
Rev Dist Tax Increment	5.000	02-01-26	A–	1,000	1,030,720
Iowa 1.14%					5,569,706

Iowa Finance Auth,
Rev Ref Hlth Facil Care Initiatives Proj
Ser 2006 A	5.500	07-01-21	BBB–	1,250	1,314,863
Rev Ref Hlth Facil Care Initiatives Proj
Ser 2006 A	5.500	07-01-25	BBB–	1,250	1,309,863

Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec
Ser 2005B	Zero	06-01-34	BBB	3,000	2,944,980
Kansas 0.32%					1,556,130

Wyandotte, County of,
Rev Ref Sales Tax 2nd Lien Area B	5.000	12-01-20	BBB–	1,500	1,556,130
Kentucky 1.17%					5,714,950

Kentucky Economic Development Finance Auth,
Rev Ref Norton Healthcare Inc Ser 2000C	6.100	10-01-21	AAA	5,000	5,714,950
Louisiana 0.83%					4,032,461

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B	6.750	06-01-30	Aaa	835	839,801

Louisiana State Citizens Property Insurance Corp,
Rev Assessment Ser 2006B	5.000	06-01-21	AAA	3,000	3,192,660
Maryland 1.09%					5,294,080

Baltimore Convention Center,
Rev Hotel Ser 2006B	5.875	09-01-39	BB	1,000	1,052,840

Municipal Mortgage & Equity LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,241,240
Massachusetts 7.09%					34,521,473

Massachusetts Bay Transportation Auth,
Rev Ref Sales Tax Ser 2005B	5.500	07-01-27	AAA	1,000	1,180,800
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	5,000	5,898,950

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts (continued)

Massachusetts Development Finance Agency,
Rev Boston Univ Ser 1999P	6.000%	05-15-59	BBB+	$1,000	$1,180,540
Rev Boston Univ Ser 2002R-4 (P)	3.540	10-01-42	AAA	800	800,000

Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	3,500	4,318,580
Rev Ref Partners Healthcare Sys Ser 2001C	5.750	07-01-32	AA	2,000	2,165,160

Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	1,355	1,441,544

Massachusetts School Building Auth,
Rev Dedicated Sales Tax Ser 2005A	5.000	08-15-22	AAA	5,540	5,893,397

Massachusetts Special Obligation
Dedicated Tax,
Rev	5.250	01-01-26	AAA	2,000	2,183,980

Massachusetts Water Pollution
Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	$75,162

Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	9,383,360
Michigan 0.22%					1,091,890

Kent Hospital Finance Auth,
Rev Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,091,890
Minnesota 1.96%					9,525,590

St. Cloud, City of,
Rev Ref St. Cloud Hosp Oblig
Group Ser 2000A	5.875	05-01-30	Aaa	2,000	2,149,560

St. Paul Housing & Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,645,530

University of Minnesota,
Rev Ref Ser 1996A	5.500	07-01-21	AA	5,000	5,730,500
Missouri 0.23%					1,106,740

Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs	7.000	10-01-21	AAA	955	1,106,740
Nebraska 0.29%					1,393,392

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,393,392
Nevada 0.01%					25,063

Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA+	25	25,063
New Hampshire 0.28%					1,379,600

New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,379,600

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New Jersey 5.16%					$25,105,485

Camden County Improvement Auth,
Rev Lease Holt Hauling &
Warehousing Series 1996A (G)(H)	9.875%	01-01-21	D	$1,100	452,100

New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens
Ser 1996A	8.500	11-01-16	Aaa	100	$102,801
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	3,143,550
Rev Ref Holt Hauling Proj Ser 1995J (G)(H) 8.500		11-01-23	D	2,500	2,500,000
Rev Ref Newark Airport Marriot Hotel	7.000	10-01-14	Ba3	2,000	2,072,020

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc
Cherry Hill Proj (G)	8.000	07-01-27	BB	1,120	1,156,994

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.750	06-01-39	BBB	5,000	5,609,550
Rev Asset Backed Bond	6.250	06-01-43	BBB	4,000	4,322,320

New Jersey Transportation Trust Fund Auth,
Rev Ref Trans Sys Ser 2006A	5.500	12-15-23	AA–	5,000	5,746,150
New Mexico 0.95%					4,607,445

Farmington, City of,
Rev Ref Poll Control San Juan PJ-B-Rmkt	4.875	04-01-33	BBB	2,500	2,527,725
Rev Ref Poll Control Tucson Elec Pwr
Co Ser 1997A	6.950	10-01-20	B+	2,000	2,079,720
New York 10.39%					50,547,503

Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste
Sys Ser 1999A	5.350	01-01-12	AAA	510	545,659

Long Island Power Auth,
Rev Ref Elec Sys Ser 2006A	5.000	12-01-24	AAA	5,000	5,321,100

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001B	5.875	11-01-11	A3	720	753,811

New York City Industrial Development Agency,
Rev American Airlines JFK Intl Arpt	7.625	08-01-25	B	2,500	2,862,575
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB–	2,000	2,126,720
Rev Ref Terminal One Group Assn Proj	5.500	01-01-24	BBB+	1,500	1,613,190

New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	365	399,642
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	375	407,914

New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	5,000	4,093,400

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

New York Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250%	10-01-35	A+	$3,500	$3,951,640
Rev National Sports Museum Proj
Ser2006A (G)	6.125	02-15-19	BB–	1,000	1,031,070

New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA–	1,000	1,044,460
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	4,000	4,198,280
Rev Preref Ser 1990B	7.500	05-15-11	AA–	160	178,280
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA–	1,000	1,120,860
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA–	210	233,512

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	9.416	06-15-11	AAA	2,000	2,620,100

New York State Housing Finance Agency,
Rev Ref State Univ Constr Ser 1986A	8.000	05-01-11	AAA	2,000	2,225,860

Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10-01-19	BBB–	8,700	8,854,512

Suffolk County Industrial Development
Agency,
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB–	1,000	1,023,960

Triborough Bridge & Tunnel Auth,
Rev Ser 2006A	5.000	11-15-22	AA–	3,545	3,793,398

Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond (Zero to
7-15-09, then 6.950%) (O)	Zero	07-15-39	AAA	2,000	2,147,560
North Carolina 0.99%					4,804,370

North Carolina Eastern Municipal
Power Agency,
Rev Ref Pwr Sys Ser 2003C	5.375	01-01-17	BBB	2,000	2,122,520

North Carolina Municipal Power Agency
Number 1,
Rev Catawba Elec Ser 2003A	5.250	01-01-19	AAA	2,500	2,681,850
Ohio 0.64%					3,097,081

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	5.750	01-01-25	A+	2,500	2,748,200

Student Loan Funding Corp,
Rev Ref Cincinnati Student Loan Sub
Ser 1991B (G)	8.875	08-01-08	BBB–	340	348,881
Oklahoma 0.46%					2,240,200

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	2,000	2,240,200

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Oregon 0.68%					$3,311,649

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)	7.125%	01-01-21	BBB–	$3,300	3,311,649
Pennsylvania 2.54%					12,340,389

Allegheny County Industrial
Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB	2,500	2,617,575

Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)	5.600	07-01-23	BB+	1,000	1,042,140

Carbon County Industrial Development Auth,
Rev Ref Resource Recovery Panther
Creek Partners Proj	6.700	05-01-12	BBB–	4,960	5,409,971

Philadelphia Industrial Development Auth,
Rev Commercial Marriot Hotel (G)	7.750	12-01-17	B+	3,250	3,270,703
Puerto Rico 9.45%					45,978,143

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	7.720	07-01-11	AAA	6,500	7,793,370
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	219,898

Puerto Rico Highway & Transportation Auth,
Rev Ser PA 114 (G)(K)(P)	7.685	01-01-08	AAA	13,130	15,599,490

Puerto Rico Public Buildings Auth,
Rev Ref Govt Facils Ser 2002F (Gtd)	5.250	07-01-20	BBB	2,000	2,181,140

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.360	07-01-18	Aaa	2,915	3,333,565
Rev Inverse Floater (P)	7.720	07-01-11	AAA	14,000	16,850,680
Rhode Island 0.22%					1,083,930

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BB+	1,000	1,083,930
South Carolina 0.66%					3,202,725

Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike	5.250	12-01-29	A	2,000	2,091,060

Florence, County of,
Rev Ind’l Dev Stone Container Proj (G)	7.375	02-01-07	B	1,110	1,111,665
South Dakota 2.24%					10,905,300

South Dakota Educational Enhancement
Funding Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	10,905,300
Tennessee 1.14%					5,571,000

Tennessee Energy Acqusition Corp,
Rev Ser 2006A	5.250	09-01-24	A+	5,000	5,571,000

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Texas 2.86%					$13,919,612

Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750%	11-15-10	AAA	$3,125	3,491,938

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj	6.300	07-01-32	BBB–	1,000	1,075,320

Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A	7.700	04-01-33	BBB–	1,500	1,751,175

Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AAA	900	591,561

Port Corpus Christi Industrial
Development Corp,
Rev Citgo Petroleum Corp Proj	8.250	11-01-31	BB	2,000	2,077,580

Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj Ser 2003B	6.150	08-01-22	BBB–	1,000	1,083,300
Rev Ref TXU Energy Co LLC Proj Ser 2005C	5.200	05-01-28	BBB–	3,750	3,848,738
Utah 0.43%					2,102,534

Mountain Regional Water Special Service
District, Rev Spec Assessment Spec
Imp Dist No. 2002-1 (G)	7.000	12-01-18	BBB+	895	916,104

Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,186,430
Virgin Islands 0.21%					1,029,460

Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys	5.500	07-01-17	Baa3	1,000	1,029,460
Virginia 1.24%					6,038,260

Pittsylvania County Industrial Development
Auth, Rev Exempt Facil Ser 1994A (G)	7.550	01-01-19	BB	3,500	3,508,260

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	AAA	5,000	2,530,000
Washington 1.81%					8,805,781

Seattle, Port of,
Rev Northwest Airlines Proj (G)(H)	7.250	04-01-30	D	1,700	1,099,220

Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B	7.125	07-01-16	AA–	1,500	1,862,685

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,290	4,689,056

Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,154,820
West Virginia 0.69%					3,358,350

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,696,304
Rev Unref Bal Charleston Area Med Ctr	6.750	09-01-22	A2	600	662,046

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Wyoming 0.22%					$1,050,570

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600%	12-01-35	BBB–	$1,000	1,050,570

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.04%					$188,000
(Cost $188,000)
Joint Repurchase Agreement 0.04%					188,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 8-31-06, due
9-1-06 (Secured by U.S. Treasury Inflation Indexed
Note 2.000%, due 1-15-16)			5.240%	$188	188,000

Total investments (Cost $438,885,520) 98.90%					$481,254,012

Other assets and liabilities, net 1.10%					$5,358,549

Total net assets 100.00%					$486,612,561

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	August 31, 2006

Puerto Rico Highway &
Transportation Auth,
Rev Ser PA 114, 9.300%, 01-01-08	04-02-96	$14,925,160	3.21%	$15,599,490

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,409,930 or 1.52% of the Fund’s net assets as of August 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Tax-Free Bond Fund

F I N A C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $438,885,520)	$481,254,012
Cash	596
Receivable for shares sold	21,196
Interest receivable	6,144,538
Other assets	128,380
Total assets	487,548,722

Liabilities

Payable for shares repurchased	363,624
Dividends payable	58,350
Payable to affiliates
Management fees	233,146
Distribution and service fees	23,350
Other	37,126
Other payables and accrued expenses	220,565
Total liabilities	936,161

Net assets

Capital paid-in	460,410,041
Accumulated net realized loss on investments	(17,275,242)
Net unrealized appreciation of investments	42,368,492
Accumulated net investment income	1,109,270
Net assets	$486,612,561

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares authorized with no par value
Class A ($458,716,797 ÷ 44,779,044 shares)	$10.24
Class B ($21,055,443 ÷ 2,055,192 shares)	$10.24
Class C ($6,840,321 ÷ 667,719 shares)	$10.24

Maximum offering price per share
Class A1 ($10.24 ÷ 95.5%)	$10.72

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$27,562,001

Total investment income	27,562,001

Expenses

Investment management fees	2,753,725
Class A distribution and service fees	1,169,056
Class B distribution and service fees	267,359
Class C distribution and service fees	69,107
Transfer agent fees	417,037
Accounting and legal services fees	100,125
Trustees’ fees	26,937
Compliance fees	19,513
Custodian fees	112,082
Professional fees	46,739
Printing	45,616
Registration and filing fees	44,988
Interest	1,621
Miscellaneous	11,433
Total expenses	5,085,338
Less expense reductions	(3,489)
Net expenses	5,081,849
Net investment income	22,480,152

Realized and unrealized gain (loss)

Net realized gain on investments	1,678,301
Change in net unrealized appreciation (depreciation) of investments	(10,709,007)
Net realized and unrealized loss	(9,030,706)
Increase in net assets from operations	$13,449,446

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-05[1]	8-31-06

Increase (decrease) in net assets

From operations
Net investment income	$24,646,432	$22,480,152
Net realized gain	2,123,291	1,678,301
Change in net unrealized appreciation (depreciation)	7,283,622	(10,709,007)

Increase in net assets resulting from operations	34,053,345	13,449,446

Distributions to shareholders
From net investment income
Class A	(22,837,910)	(20,941,678)
Class B	(1,357,766)	(996,292)
Class C	(301,960)	(257,696)
	(24,497,636)	(22,195,666)
From Fund share transactions	(21,658,393)	(30,486,459)

Net assets
Beginning of period	537,947,924	525,845,240
End of period[2]	$525,845,240	$486,612,561

1 Audited by previous auditor.

2 Includes accumulated net investment income of $1,109,008 and $1,109,270, respectively.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06

Per share operating performance
Net asset value, beginning of period	$10.72	$10.40	$9.96	$10.22	$10.41
Net investment income[3]	0.55	0.53	0.49	0.48	0.47
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.45)	0.26	0.19	(0.18)
Total from investment operations	0.23	0.08	0.75	0.67	0.29
Less distributions
From net investment income	(0.54)	(0.52)	(0.49)	(0.48)	(0.46)
From net realized gain	(0.01)	—	—	—	—
	(0.55)	(0.52)	(0.49)	(0.48)	(0.46)
Net asset value, end of period	$10.40	$9.96	$10.22	$10.41	$10.24
Total return[4] (%)	2.33[5]	0.70[5]	7.70[5]	6.72	2.87

Ratios and supplemental data

Net assets, end of period
(in millions)	$550	$507	$492	$487	$459
Ratio of net expenses to average
net assets (%)	0.96	0.97	0.96	0.99	0.96
Ratio of gross expenses to average
net assets (%)	0.99[6]	0.98[6]	0.97[6]	0.99	0.96
Ratio of net investment income
to average net assets (%)	5.34	5.11	4.87	4.71	4.54
Portfolio turnover (%)	22	23	49	32	54

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06

Per share operating performance
Net asset value, beginning of period	$10.72	$10.40	$9.96	$10.22	$10.41
Net investment income[3]	0.47	0.45	0.42	0.41	0.39
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.45)	0.26	0.18	(0.18)
Total from investment operations	0.15	0.00	0.68	0.59	0.21
Less distributions
From net investment income	(0.46)	(0.44)	(0.42)	(0.40)	(0.38)
From net realized gain	(0.01)	—	—	—	—
	(0.47)	(0.44)	(0.42)	(0.40)	(0.38)
Net asset value, end of period	$10.40	$9.96	$10.22	$10.41	$10.24
Total return[4] (%)	1.57[5]	(0.05)[5]	6.89[5]	5.93	2.10

Ratios and supplemental data

Net assets, end of period
(in millions)	$60	$49	$39	$32	$21
Ratio of net expenses to average
net assets (%)	1.71	1.72	1.72	1.74	1.71
Ratio of gross expenses to average
net assets (%)	1.75[6]	1.73[6]	1.73[6]	1.74	1.71
Ratio of net investment income
to average net assets (%)	4.59	4.36	4.11	3.96	3.79
Portfolio turnover (%)	22	23	49	32	54

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06

Per share operating performance
Net asset value, beginning of period	$10.72	$10.40	$9.96	$10.22	$10.41
Net investment income[3]	0.47	0.45	0.42	0.41	0.39
Net realized and unrealized
gain (loss) on investments	(0.32)	(0.45)	0.26	0.18	(0.18)
Total from investment operations	0.15	0.00	0.68	0.59	0.21
Less distributions
From net investment income	(0.46)	(0.44)	(0.42)	(0.40)	(0.38)
From net realized gain	(0.01)	—	—	—	—
	(0.47)	(0.44)	(0.42)	(0.40)	(0.38)
Net asset value, end of period	$10.40	$9.96	$10.22	$10.41	$10.24
Total return[4] (%)	1.53[5]	(0.05)[5]	6.89[5]	5.93	2.10

Ratios and supplemental data
Net assets, end of period
(in millions)	$7	$8	$8	$7	$7
Ratio of net expenses to average
net assets (%)	1.75	1.72	1.71	1.74	1.71
Ratio of gross expenses to average
net assets (%)	1.75	1.73[6]	1.72[6]	1.74	1.71
Ratio of net investment income
to average net assets (%)	4.55	4.35	4.11	3.96	3.79
Portfolio turnover (%)	22	23	49	32	54

1 Audited by previous auditor.

2 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.23%, 4.48% and 4.44% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the period shown.

See notes to financial statements

Tax-Free Bond Fund

Notes to financial statements

Note A Accounting policies

John Hancock Tax-Free Bond Fund (the “Fund”) is a diversified series of John Hancock Municipal Securities Trust (the “Trust”), an open end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Expenses that are not readily identifiable to a specific fund are

Tax-Free Bond Fund

allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,285,644 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2011 — $7,448,026 and August 31, 2012 — $6,837,618.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax  position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quanti-fied the impact, if any, resulting from the adoption of the Interpretation on the Fund's financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (the “FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and/or writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $78,090 and exempt income $24,419,546. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $9,602 and exempt income $22,186,064. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Tax-Free Bond Fund

As of August 31, 2006, the components of distributable earnings on a tax basis included $1,378,026 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $3,489, which had no impact on the Fund’s ratio of expenses to average net assets, for the year ended August 31, 2006. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2006, JH Funds received net up-front sales charges of $259,051 with regard to sales of Class A shares. Of this amount, $33,008 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $136,534 was paid as sales commissions to unrelated broker-dealers and $89,509 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO is the indirect sole shareholder of Signator Investors.

Tax-Free Bond Fund

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2006, CDSCs received by JH Funds amounted to $43,688 for Class B shares and $1,488 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the year ended August 31, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $100,125. The Fund also paid the Adviser the amount of $1,014 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Tax-Free Bond Fund

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-05[1]			Year ended 8-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,530,337	$15,786,153	1,861,129	$18,966,133
Distributions reinvested	1,619,735	16,711,931	1,508,631	15,340,181
Repurchased	(4,439,042)	(45,792,177)	(5,383,092)	(54,695,701)
Net decrease	(1,288,970)	($13,294,093)	(2,013,332)	($20,389,387)

Class B shares

Sold	270,909	$2,802,116	141,572	$1,439,691
Distributions reinvested	81,583	841,575	60,914	619,608
Repurchased	(1,082,264)	(11,154,556)	(1,188,247)	(12,065,904)
Net decrease	(729,772)	($7,510,865)	(985,761)	($10,006,605)

Class C shares

Sold	90,833	$936,618	117,502	$1,193,676
Distributions reinvested	17,719	182,794	15,167	154,219
Repurchased	(191,208)	(1,972,847)	(141,820)	(1,438,362)
Net decrease	(82,656)	($853,435)	(9,151)	($90,467)

Net decrease	(2,101,398)	($21,658,393)	(3,008,244)	($30,486,459))

1Audited by previous auditor.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2006, aggregated $268,233,674 and $302,030,302, respectively.

The cost of investments owned on August 31, 2006 including short-term investments, for federal income tax purposes, was $437,376,042. Gross unrealized appreciation and depreciation of investments aggregated $46,605,970 and $2,728,000, respectively, resulting in net unrealized appreciation of $43,877,970. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E Reclassification of accounts

During the year ended August 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $9,293, a decrease in accumulated net investment income of $284,224 and an increase in capital paid-in of $274,931. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclas-sifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for amortization of premium on debt securities. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Tax-Free Bond Fund

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Tax-Free Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the “Fund”) as of August 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of August 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2005 and the financial highlights for each of the periods ended on or before August 31, 2005 were audited by another independent registered public accounting firm, whose report dated October 7, 2005 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP Boston, Massachusetts October 18, 2006

Tax information Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2006.

None of the 2006 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax, received income dividends that are 99.96% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 11.01% . None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock Tax-Free Bond Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Municipal Securities Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sovereign Asset Management LLC (the “Sub-Adviser”) for the John Hancock Tax-Free Bond Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 5- and 10-year periods under review, the Fund’s performance was lower than the performance of the Peer Group and Category medians, and the performance of the benchmark index. The Board noted that the Fund’s performance during the 3-year period under review was higher than the performance of the Category median and benchmark index and lower than the performance of the Peer Group median. The Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005 was higher than the Peer Group and Category medians, and its benchmark index.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	1998	53

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	1994	53

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	1987	160
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	1987	160

(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	160

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	53

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	53

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	262

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the
Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
[1]Each Trustee serves until resignation, retirement age or until his or her successor is elected.
[2]Member of Audit Committee.
[3]Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
Principal distributor	Boston, MA 02217-1000	Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 (EASI-Line)

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

5200A 8/06 10/06

John Hancock

MUTUAL FUNDS

John Hancock

High Yield Municipal Bond Fund

Annual Report

8.31.06

TABLE OF CONTENTS

Managers' report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 6

Trustees & officers
page 3 2

For more information
page 3 6

CEO corner

To Our Shareholders,
The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital, by normally investing at least 80% of its assets in municipal bonds of any maturity with credit ratings from A to BB/Ba and their unrated equivalents.

Over the last twelve months

►Municipal bonds gained ground, with high-yield municipal securities producing the best returns.

►The Fund’s return outpaced its benchmark index.

►Transportation and health care bonds were the best performers in the portfolio, while higher-quality bonds lagged.

Top 10 holdings
Atlanta, City of, 11-1-19, 5.742%	5.8%

Foothill/Eastern Transportation Corridor Agency, 1-1-18, Zero	5.1%

Puerto Rico, Commonwealth of, 7-1-18, 6.360%	4.1%

Massachusetts Health & Educational Facilities Auth, 12-15-31, 9.200%	3.2%

Western Generation Agency, 1-1-21, 7.125%	2.9%

San Bernardino, County of, 8-1-17, 5.500%	2.8%

Pocahontas Parkway Association, 8-15-19, Zero	2.6%

New Jersey Economic Development Auth, 11-1-23, 8.500%	2.6%

Gulf Coast Industrial Development Auth, 4-1-28, 8.000%	2.4%

Capital Projects Finance Auth, 8-15-31, 7.850%	2.4%

As a percentage of net assets on August 31, 2006.

1

Managers’ report

John Hancock High Yield Municipal Bond Fund

Continuing a three-year trend, municipal bonds posted positive results for the 12 months ended August 31, 2006, and outperformed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 3.03%, compared with the 1.71% return of the Lehman Brothers U.S. Aggregate Bond Index, a broad measure of the taxable bond market.

In an ongoing effort to keep the economy and inflation from overheating, the Federal Reserve raised short-term interest rates seven times over the past 12 months, for a total of 17 rate hikes since June 2004. The Fed’s efforts boosted the federal funds rate to 5.25%, its highest level in more than five years. The Fed rate hikes, along with solid economic growth and inflation concerns driven largely by record-high energy and commodity prices, pushed interest rates higher across the board.

Municipal bond yields rose during the period, but to a lesser degree than taxable bond yields, and they remained relatively low by historical standards. Consequently, demand for yield continued to have a significant impact on municipal bond performance. High-yield bonds were the best performers in the municipal market as yield-hungry investors flocked to lower-quality securities.

Through the first eight months of 2006, new municipal bond issuance was down 20% compared with the same period in 2005. This reduction in supply contributed positively to municipal bond performance, and

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS

Pocahontas Parkway	▲	Securities backed by a toll road enjoyed a price boost after
bonds		being pre-refunded
Tobacco bonds	▲	Demand for yield provided a lift to these securities
Short-term bonds	▼	Prices declined as the Fed continued to raise short-term interest rates

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC Dianne Sales, CFA, and Frank A. Lucibella, CFA

it also dampened volatility in the municipal market compared with taxable bonds.

Credit environment

Thanks to favorable economic conditions, municipal credit quality remained healthy. Tax revenues continued to improve, though at a slower rate than in the past couple of years, and evidence of a weaker housing market has yet to have an impact on revenue growth. Many states are flush with cash, even after balancing their budgets and rebuilding their emergency funds. County and local governments, which saw some of their state funding disappear during the recession earlier in the decade, are now benefiting from these states’ improved financial position.

“Health care bonds comprised the largest sector weighting in the portfolio, and it was also one of the best-performing segments over the past year.”

Fund performance

For the year ended August 31, 2006, John Hancock High Yield Municipal Bond Fund’s Class A, Class B and Class C shares posted total returns of 5.61%, 4.83% and 4.83%, respectively, at net asset value. This performance compared with the 5.06% average return of Morningstar’s High Yield Muni fund category1 and the 3.03% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Health care and land development bonds outperformed

Health care bonds comprised the largest sector weighting in the portfolio, and it was also one of the best-performing segments over the past year. We

High Yield Municipal Bond Fund

3

owned a diversified group of health care securities backed by hospitals, assisted living facilities and retirement communities.

Special tax bonds, another significant weighting in the portfolio, also performed well during the period. This category consists primarily of bonds backed by land development deals and other projects that are funded by a specific tax. Rising mortgage rates and a weaker housing market have led us to be more cautious on new issues in this sector, but our seasoned holdings are already well built out. Our ongoing focus on strong demographic trends and proximity to employment centers should help us avoid potential land mines in this area.

The portfolio benefited from its exposure to tobacco bonds, which are backed by the proceeds from a legal settlement between the major tobacco companies and 46 states. Tobacco bonds enjoyed strong demand for their relatively high yields.

SECTOR DISTRIBUTION[2]

General obligation
bonds	11%
Revenue bonds
Health	15%
Special tax	10%
Transportation	8%
Pollution	6%
Industrial
development	5%
Economic
development	4%
Tobacco	3%
Electric	3%
Housing	2%
Water & sewer	1%
Education	1%
Tax allocation	1%
All other revenue
bonds	29%

Transportation bonds advanced

Transportation bonds, which made up about 10% of the portfolio over the past year, posted strong returns. Transportation is a broad category that includes securities backed by airlines, toll roads and mass transit systems. Airline bonds fared best thanks to increased air traffic and improving operating results.

One of the best individual performers in the portfolio was a bond backed by the Pocahontas Parkway, a toll road in Virginia. The Pocahontas bonds were pre-refunded, which means the issuer refinanced the project and put the proceeds in U.S. Treasury securities until the existing bonds reach their call date.

High-quality securities lagged

With investor demand focused on the lower end of the credit-quality spectrum, higher-rated securities were left behind and produced the weakest returns. The portfolio had modest exposure to general obligation bonds, which were held in check by rising interest rates, and securities backed by essential services such as water and sewer, which have less sensitivity to the economic environment and, therefore,

High Yield Municipal Bond Fund

4

did not benefit significantly from the healthy economy.

“With investor demand focused on the lower end of the credit quality spectrum, higher-rated securities were left behind and produced the weakest returns.”

Outlook

Although the economy has continued to grow at a solid rate, we have seen evidence of a modest, gradual slowing in economic activity. In addition, despite a few flare-ups, inflation has remained generally under control. As a result, the Fed chose not to raise short-term interest rates at its most recent interest rate policy meeting in August. The Fed’s decision not to act — for the first time in more than two years — provided a lift to the bond market over the past month, but it also sparked speculation about when the Fed’s rate-raising activity will come to an end. Economic data in coming months will determine whether the Fed is done or merely pausing before enacting further rate hikes.

In the municipal market, we expect new issuance to pick up during the remainder of 2006, though it will likely fall short of last year’s levels overall. Yield spreads between higher- and lower-quality securities remain near historically narrow levels, so we will look to take advantage of any opportunities to reduce the portfolio’s overall credit risk.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

High Yield Municipal Bond Fund

5

A look at performance

For the periods ending August 31, 2006

		Average annual returns				Cumulative total returns				SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)				day yield
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	8-31-06

A	12-31-93	0.82%	4.35%	4.81%	—	0.82%	23.74%	59.98%	—	4.34%

B	8-25-86	–0.17	4.22	4.68	—	–0.17	22.94	57.94	—	3.80

C	4-1-99	3.83	4.54	—	3.81%	3.83	24.88	—	31.95%	3.80

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

High Yield Municipal Bond Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

Class	Period beginning	Without sales charge	With maximum sales charge	Index

B1	8-31-96	$15,794	$15,794	$17,872

C1	4-1-99	13,195	13,195	14,653

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

High Yield Municipal Bond Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

n Transaction costs which include sales charges (loads) on purchases or redemptions
(varies by share class), minimum account fee charge, etc.

n Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,032.60	$5.28

Class B	1,000.00	1,028.70	9.03

Class C	1,000.00	1,028.70	9.13

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

High Yield Municipal Bond Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,020.00	$5.25

Class B	1,000.00	1,016.30	8.97

Class C	1,000.00	1,016.20	9.07

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.02%, 1.76% and 1.78% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

High Yield Municipal Bond Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.59%					$96,447,558
(Cost $89,568,244)
Alaska 1.01%					984,640

Northern Tobacco Securitization Corp,
Rev Ref Asset Backed Bond Ser 2006A	5.000%	06-01-46	Baa3	$1,000	984,640
California 12.89%					12,608,493

California Pollution Control
Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	1,000	1,037,410

Chula Vista Industrial Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,000	1,034,750

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	4,000	718,160
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A	Zero	01-01-18	AAA	7,950	4,957,938

Millbrae, City of,
Rev Magnolia of Millbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,042,940

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	2,500	2,749,875

San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)	5.945	04-23-08	AAA	1,000	1,067,420
Colorado 2.11%					2,060,154

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB–	15,700	2,060,154
Connecticut 1.07%					1,046,730

Connecticut Development Auth,
Rev Ref Poll Control Connecticut
Light & Pwr Ser 1	5.850	09-01-28	BBB	1,000	1,046,730

See notes to financial statements

High Yield Municipal Bond Fund

10

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Delaware 1.11%					$1,082,600

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-2 (S)	6.000%	04-30-19	A3	$1,000	1,082,600
Florida 20.87%					20,420,500

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	1,000	1,009,880

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,154,064
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,588,257

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,334,240
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,430	1,512,382

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	1,000	1,233,060

Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,071,220

Grand Haven Community
Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB–	895	896,387

Greater Lakes/Sawgrass Bay Community
Development District,
Rev Spec Assessment Ser 2006A (G)	5.500	05-01-38	BB	1,000	1,006,770

Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A	6.125	11-15-11	BB+	1,065	1,145,514

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	2,000	2,166,940

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	855	923,759

Poinciana Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	536,775

South Kendall Community
Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BB+	990	1,037,074

Waterchase Community
Development District,
Rev Cap Imp Ser 2001A (G)	6.700	05-01-32	BBB–	700	747,558

See notes to financial statements

High Yield Municipal Bond Fund

11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Florida (continued)

West Villages Improvement District,
Rev Ref Spec Assessment (G)	5.800%	05-01-36	BB	$1,000	$1,031,250

Winter Garden Village Community
Development District,
Rev Spec Assessment (G)	5.650	05-01-37	BB+	1,000	1,025,370
Georgia 7.34%					7,177,630

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,543,230
Rev Wtr & Waste Wtr (P)	5.742	11-01-19	AAA	5,000	5,634,400
Illinois 2.81%					2,744,311

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen Redev
Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,096,680

Illinois Finance Auth,
Rev Landing at Plymouth Place Proj
Ser 2005A (G)	6.000	05-15-37	BB	625	647,631
Indiana 0.75%					737,973

St. Joseph, County of,
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	242,073
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	495,900
Iowa 1.32%					1,290,798

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care
Initiatives Proj (G)	9.250	07-01-25	AA	195	242,908
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB–	1,000	1,047,890
Maryland 2.93%					2,869,562

Baltimore Convention Center,
Rev Hotel Ser 2006B	5.875	09-01-39	BB	800	842,272

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	1,011,940
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	1,015,350
Massachusetts 8.14%					7,965,166

Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy &
Allied Hlth Science	5.750	07-01-33	BBB	1,000	1,062,690
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,700	1,763,903

See notes to financial statements

High Yield Municipal Bond Fund

12

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts (continued)

Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200%	12-15-31	BB	$2,500	$3,084,700
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB–	1,000	1,096,390

Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	900	957,483
Missouri 0.89%					869,168

Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs	7.000	10-01-21	AAA	750	869,168
New Jersey 7.85%					7,680,378

Camden County Improvement Auth,
Rev Lease Holt Hauling &
Warehousing Series 1996A (G)(H)	9.875	01-01-21	D	1,500	616,500

New Jersey Economic Development Auth,
Rev Ref Holt Hauling Proj
Ser 1995J (G)(H)	8.500	11-01-23	D	2,500	2,500,000

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc
Cherry Hill Proj (G)	8.000	07-01-27	BB	1,250	1,291,288
Rev Ref St. Peters Univ Hosp
Ser 2000A	6.875	07-01-30	BBB+	1,000	1,101,910

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.375	06-01-32	BBB	1,000	1,090,100
Rev Asset Backed Bond	6.250	06-01-43	BBB	1,000	1,080,580
New York 3.70%					3,616,132

New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser2006A (G)	6.125	02-15-19	BB–	500	515,535

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB–	1,500	1,595,040
Rev Spec Facil British Airways Plc Proj	5.250	12-01-32	BB–	1,000	940,700

Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	555	564,857
Oklahoma 1.14%					1,120,100

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	1,000	1,120,100

See notes to financial statements

High Yield Municipal Bond Fund

13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Oregon 2.87%					$2,809,884

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)	7.125%	01-01-21	BBB–	$2,800	2,809,884
Puerto Rico 4.09%					4,002,565

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.360	07-01-18	Aaa	3,500	4,002,565
Rhode Island 0.49%					482,349

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002 (G)	6.875	05-01-22	BB+	445	482,349
South Carolina 1.05%					1,023,410

Lancaster, County of,
Rev Spec Assessment Edenmoor Imp
Dist Ser 2006A (G)	5.750	12-01-37	BB	1,000	1,023,410
Tennessee 1.19%					1,166,440

Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States
Hlth Ser 2000A	7.500	07-01-33	BBB+	1,000	1,166,440
Texas 4.82%					4,717,536

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement
Residence Proj	6.300	07-01-32	BBB–	150	161,298

Brazos River Auth,
Rev Ref Poll Control Texas Utilities
Co Ser 1999A	7.700	04-01-33	BBB–	1,000	1,167,450

Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Ba2	2,100	2,355,738

Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,033,050
Vermont 0.51%					503,670

Vermont Economic Development Auth,
Rev Ref Wake Robin Corp Proj
Ser 2006A (G)	5.375	05-01-36	BB+	500	503,670

See notes to financial statements

High Yield Municipal Bond Fund

14

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Virginia 6.02%					$5,887,320

Peninsula Ports Auth,
Rev Ref Baptist Homes Res Care
Facility Ser 2006C (G)	5.375%	12-01-26	BB	$1,000	1,023,180

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-19	AAA	5,000	2,530,000
Rev Toll Rd Cap Apprec Sr Ser 1998B	Zero	08-15-30	AAA	5,000	1,320,350

Suffolk Industrial Development Auth,
Rev Ref First Mtg Lake Prince Ctr (G)	5.300	09-01-31	BB+	1,000	1,013,790
Washington 1.08%					1,054,764

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	965	1,054,764
Wyoming 0.54%					525,285

Sweetwater, County of,
Rev Ref Solid Waste Disposal
FMC Corp Proj	5.600	12-01-35	BBB–	500	525,285

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.11%					$103,000
(Cost $103,000)
Joint Repurchase Agreement 0.11%					103,000

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. —
Dated 8-31-06 due 9-1-06 (secured by
U.S. Treasury Inflation Indexed Note 2.000%
due 1-15-16)			5.240%	$103	103,000

Total investments (Cost $89,671,244) 98.70%					$96,550,558

Other assets and liabilities, net 1.30%					$1,275,433

Total net assets 100.00%					$97,825,991

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Represents rate in effect on August 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,082,600 or 1.11% of the Fund’s net assets as of August 31, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

High Yield Municipal Bond Fund

15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $89,671,244)	$96,550,558
Cash	985
Receivable for shares sold	126,589
Interest receivable	1,630,186
Other assets	36,227
Total assets	98,344,545

Liabilities

Payable for shares repurchased	358,343
Dividends payable	12,451
Payable to affiliates
Management fees	52,693
Distribution and service fees	7,138
Other	6,129
Other payables and accrued expenses	81,800
Total liabilities	518,554

Net assets

Capital paid-in	103,847,656
Accumulated net realized loss on investments	(12,887,743)
Net unrealized appreciation of investments	6,879,314
Distributions in excess of net investment income	(13,236)
Net assets	$97,825,991

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares authorized with no par value
Class A ($72,452,486 ÷ 8,349,610 shares)	$8.68
Class B ($16,102,161 ÷ 1,855,628 shares)	$8.68
Class C ($9,271,344 ÷ 1,068,432 shares)	$8.68

Maximum offering price per share
Class A1 ($8.68 ÷ 95.5%)	$9.09

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

High Yield Municipal Bond Fund

16

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,854,323
Total investment income	5,854,323

Expenses

Investment management fees	602,414
Class A distribution and service fees	175,791
Class B distribution and service fees	197,609
Class C distribution and service fees	86,853
Transfer agent fees	67,537
Accounting and legal services fees	19,720
Trustees’ fees	5,363
Compliance fees	3,811
Custodian fees	40,431
Registration and filing fees	37,490
Professional fees	30,466
Printing	16,298
Interest	574
Miscellaneous	2,079

Total expenses	1,286,436
Less expense reimbursements	(898)

Net expenses	1,285,538

Net investment income	4,568,785

Realized and unrealized gain (loss)

Net realized loss on investments	(98,761)
Change in net unrealized appreciation (depreciation) of investments	613,621
Net realized and unrealized gain	514,860
Increase in net assets from operations	$5,083,645

See notes to financial statements

High Yield Municipal Bond Fund

17

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-05[1]	8-31-06

Increase (decrease) in net assets

From operations
Net investment income	$5,139,013	$4,568,785
Net realized loss	(77,762)	(98,761)
Change in net unrealized appreciation (depreciation)	4,457,342	613,621
Increase in net assets resulting from operations	9,518,593	5,083,645
Distributions to shareholders
From net investment income
Class A	(3,564,899)	(3,358,239)
Class B	(1,218,785)	(796,233)
Class C	(349,848)	(349,621)
	(5,133,532)	(4,504,093)
From Fund share transactions	(7,308,353)	(7,391,972)

Net assets

Beginning of period	107,561,703	104,638,411
End of period[2]	$104,638,411	$97,825,991

1 Audited by previous auditor.

2 Distributions in excess of net investment income of $13,237 and $13,236, respectively.

See notes to financial statements

High Yield Municipal Bond Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06

Per share operating performance

Net asset value, beginning of period	$8.82	$8.43	$8.14	$8.27	$8.62
Net investment income[3]	0.53	0.51	0.47	0.43	0.42
Net realized and unrealized
gain (loss) on investments	(0.40)	(0.29)	0.12	0.35	0.05
Total from investment operations	0.13	0.22	0.59	0.78	0.47
Less distributions
From net investment income	(0.52)	(0.51)	(0.46)	(0.43)	(0.41)
Net asset value, end of period	$8.43	$8.14	$8.27	$8.62	$8.68
Total return[4] (%)	1.56[5]	2.63[5]	7.41[5]	9.64	5.61

Ratios and supplemental data

Net assets, end of period
(in millions)	$74	$71	$69	$72	$72
Ratio of net expenses to average
net assets (%)	1.08	1.09	1.09	1.14	1.09
Ratio of gross expenses to average
net assets (%)	1.09[6]	1.11[6]	1.10[6]	1.14	1.09
Ratio of net investment income
to average net assets (%)	6.26	6.16	5.67	5.09	4.84
Portfolio turnover (%)	52	35	57	65	52

See notes to financial statements

High Yield Municipal Bond Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06

Per share operating performance

Net asset value, beginning of period	$8.82	$8.43	$8.14	$8.27	$8.62
Net investment income[3]	0.46	0.45	0.41	0.37	0.36
Net realized and unrealized
gain (loss) on investments	(0.40)	(0.30)	0.12	0.35	0.04
Total from investment operations	0.06	0.15	0.53	0.72	0.40
Less distributions
From net investment income	(0.45)	(0.44)	(0.40)	(0.37)	(0.34)
Net asset value, end of period	$8.43	$8.14	$8.27	$8.62	$8.68
Total return[4] (%)	0.81[5]	1.87[5]	6.62[5]	8.84	4.83

Ratios and supplemental data

Net assets, end of period
(in millions)	$46	$37	$31	$24	$16
Ratio of net expenses to average
net assets (%)	1.83	1.84	1.83	1.87	1.84
Ratio of gross expenses to average
net assets (%)	1.84[6]	1.86[6]	1.84[6]	1.87	1.84
Ratio of net investment income
to average net assets (%)	5.51	5.41	4.93	4.35	4.11
Portfolio turnover (%)	52	35	57	65	52

See notes to financial statements

High Yield Municipal Bond Fund

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06

Per share operating performance
Net asset value, beginning of period	$8.82	$8.43	$8.14	$8.27	$8.62
Net investment income[3]	0.46	0.44	0.40	0.36	0.35
Net realized and unrealized
gain (loss) on investments	(0.40)	(0.29)	0.13	0.36	0.05
Total from investment operations	0.06	0.15	0.53	0.72	0.40
Less distributions
From net investment income	(0.45)	(0.44)	(0.40)	(0.37)	(0.34)
Net asset value, end of period	$8.43	$8.14	$8.27	$8.62	$8.68
Total return[4] (%)	0.81[5]	1.87[5]	6.61[5]	8.82	4.83

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$6	$8	$8	$9
Ratio of net expenses to average
net assets (%)	1.83	1.84	1.83	1.89	1.84
Ratio of gross expenses to average
net assets (%)	1.84[6]	1.86[6]	1.84[6]	1.89	1.84
Ratio of net investment income
to average net assets (%)	5.51	5.38	4.88	4.33	4.09
Portfolio turnover (%)	52	35	57	65	52

1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.17%, 5.42% and 5.42% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the period shown.

See notes to financial statements

High Yield Municipal Bond Fund

21

Notes to financial statements

Note A Accounting policies

John Hancock High Yield Municipal Bond Fund (the “Fund”) is a non-diversified series of John Hancock Municipal Securities Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed

High Yield Municipal Bond Fund

22

equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $12,141,925 of a capital loss car-ryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2008 — $3,756,798, August 31, 2010 — $1,227,272, August 31, 2011 — $2,540,698, August 31, 2012 — $2,816,241, August 31, 2013 — $1,681,342 and August 31, 2014 — $119,574. Net capital losses of $706,421 that are attributable to security transactions incurred after October 31, 2005, are treated as arising on September 1, 2006, the first day of the Fund’s next taxable year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the ben-efit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (the “FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and/or writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $53,805 and exempt income $5,079,727. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $13,202 and exempt income $4,490,892. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

High Yield Municipal Bond Fund

23

As of August 31, 2006, the components of distributable earnings on a tax basis included $24,575 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $898, which had no impact on the Fund’s ratio of expenses to average net assets, for the year ended August 31, 2006. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2006, JH Funds received net up-front sales charges of $95,054 with regard to sales of Class A shares. Of this amount, $11,233 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $81,809 was paid as sales commissions to unrelated broker-dealers and $2,012 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO is the indirect sole shareholder of Signator Investors.

High Yield Municipal Bond Fund

24

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2006, CDSCs received by JH Funds amounted to $62,209 for Class B shares and $928 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the year ended August 31, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $19,720. The Fund also paid the Adviser the amount of $5,075 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

High Yield Municipal Bond Fund

25

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-05[1]			Year ended 8-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,023,721	$8,659,320	1,369,151	$11,710,101
Distributions reinvested	212,857	1,801,833	196,912	1,684,099
Repurchased	(1,218,295)	(10,304,347)	(1,537,219)	(13,143,978)
Net increase	18,283	$156,806	28,844	$250,222

Class B shares

Sold	236,794	$1,994,283	189,446	$1,620,500
Distributions reinvested	62,071	524,794	38,256	327,168
Repurchased	(1,213,993)	(10,270,483)	(1,204,589)	(10,303,303)
Net decrease	(915,128)	($7,751,406)	(976,887)	($8,355,635)

Class C shares

Sold	180,305	$1,525,965	237,970	$2,036,783
Distributions reinvested	21,398	181,122	18,440	157,736
Repurchased	(168,377)	(1,420,840)	(172,840)	(1,481,078)
Net increase	33,326	$286,247	83,570	$713,441

Net decrease	(863,519)	($7,308,353)	(864,473)	($7,391.972))

1Audited by previous auditor.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2006, aggregated $50,561,806 and $59,952,598, respectively.

The cost of investments owned on August 31, 2006 including short-term investments, for federal income tax purposes, was $89,421,639. Gross unrealized appreciation and depreciation of investments aggregated $8,030,346 and $901,427, respectively, resulting in net unrealized appreciation of $7,128,919. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

Note E
Reclassification of accounts

During the year ended August 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $3,073,590, an increase in distributions in excess of net investment income of $64,691 and a decrease in capital paid-in of $3,008,899. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclas-sifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for amortization of premium on debt securities. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

High Yield Municipal Bond Fund

26

Auditors’ report Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Fund (the “Fund”) as of August 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of August 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended August 31, 2005 and the financial highlights for each of the periods ended on or before August 31, 2005 were audited by another independent registered public accounting firm, whose report dated October 7, 2005 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP Boston, Massachusetts October 18, 2006

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Tax information Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2006.

None of the 2006 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax, received income dividends that are 99.71% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 11.48% . None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

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Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock High Yield Municipal Bond Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Municipal Securities Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sovereign Asset Management LLC (the “Sub-Adviser”) for the John Hancock High Yield Municipal Bond Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

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Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 10-year period under review, the Fund’s performance was equal to the performance of the Peer Group median and lower than the performance of Category median and benchmark index. The Board noted that the Fund’s performance during the 3- and 5-year periods under review was higher than the performance of the benchmark index and lower than the performance of the Peer Group and Category medians. The Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005 was higher than the Peer Group and Category medians, and its benchmark index.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual

30

Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	1998	53

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	1994	53

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	1987	160

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

32

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	1987	160

(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	160

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	53

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	53

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

33

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	262

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

34

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
The Statement of Additional Information of the Fund includes additional information about members of the
Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
[1]Each Trustee serves until resignation, retirement age or until his or her successor is elected.
[2]Member of Audit Committee.
[3]Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

35

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
Principal distributor	Boston, MA 02217-1000	Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

5900A 8/06 10/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, August 31, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $70,000 for the fiscal year ended August 31, 2005 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $35,000 and John Hancock Tax-Free Bond Fund - $35,000) and $53,050 for the fiscal year ended August 31, 2006 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $25,450 and John Hancock Tax-Free Bond Fund - $27,600). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended August 31, 2005 and fiscal year ended August 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $4,800 for the fiscal year ended August 31, 2005 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $2,400 and John Hancock Tax-Free Bond Fund - $2,400) and $6,700 for the fiscal year ended August 31, 2006 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $3,200 and John Hancock Tax-Free Bond Fund - $3,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended August 31, 2005 and fiscal year ended August 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2005 and August 31, 2006 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended August 31, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $69,800 for the fiscal year ended August 31, 2005, and $438,491 for the fiscal year ended August 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Charles L. Ladner - Chairman
Richard P. Chapman, Jr.
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Proxy Voting policies and Procedures are attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2006